Pension Plans and Other Postretirement Benefit Plans - Schedule of Multiemployer Defined Benefit Pension Plans (Details) - MSGE SPINCO, INC [Member] - USD ($) $ in Thousands					12 Months Ended
	Aug. 31, 2021	Dec. 31, 2020	Aug. 31, 2020	Dec. 31, 2019	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Multiemployer Plan [Line Items]
Multiemployer Plan, Pension, Significant, Certified Zone Status [Fixed List]					Green	Green
Multiemployer Plan, Employer Contribution, Cost					$ 3,906	$ 778	$ 4,968
Multiemployer Plan, Pension, Significant, Surcharge [Fixed List]					No
Pension Plan [Member] | Pension Fund of Local No.1 of I.A.T.S.E. [Member]
Multiemployer Plan [Line Items]
Multiemployer Plan, Pension, Significant, Employer Identification Number					136414973
Multiemployer Plan, Pension, Significant, Plan Number					001
Multiemployer Plan, Pension, Significant, Certified Zone Status, Date					Dec. 31, 2021	Dec. 31, 2020
Multiemployer Plan, Pension, Significant, Funding Improvement or Rehabilitation Plan, Implementation Status [Fixed List]					No
Multiemployer Plan, Employer Contribution, Cost					$ 1,999	$ 194	1,831
Multiemployer Plan, Pension, Significant, Employer Contribution Exceeds 5 Percent [true false]		true		true
Pension Plan [Member] | 32BJBroadway League Pension Fund [Member]
Multiemployer Plan [Line Items]
Multiemployer Plan, Pension, Significant, Employer Contribution Exceeds 5 Percent [true false]		true		true
Pension Plan [Member] | All Other Multiemployer Defined Benefit Pension Plans
Multiemployer Plan [Line Items]
Multiemployer Plan, Employer Contribution, Cost					$ 1,907	$ 584	$ 3,137
Pension Plan [Member] | Treasurers and Ticket Sellers Local 751 Pension Fund [Member]
Multiemployer Plan [Line Items]
Multiemployer Plan, Pension, Significant, Employer Contribution Exceeds 5 Percent [true false]	true		true
Maximum [Member] | Pension Plan [Member] | Pension Fund of Local No.1 of I.A.T.S.E. [Member]
Multiemployer Plan [Line Items]
Multiemployer Plans, Collective-Bargaining Arrangement, Description					5/1/2023
Minimum [Member] | Pension Plan [Member] | Pension Fund of Local No.1 of I.A.T.S.E. [Member]
Multiemployer Plan [Line Items]
Multiemployer Plans, Collective-Bargaining Arrangement, Description					6/30/2021